Other Accounts Receivables (Details) - Schedule of Other Accounts Receivables - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule Of Other Accounts Receivables Abstract
Prepaid expenses		$ 4,405	$ 3,875
Inventory designated for R&D activities			3,732
Government authorities		981	645
Derivatives financial instruments mainly measured at fair value through other comprehensive income		149
Accrued income		45	451
Other(1)	[1]	385	7
Total Other Accounts Receivables		$ 5,965	$ 8,710

[1]	The balance includes short-term lease in the amount of $134 thousand that was classified to other accounts receivables (refer to Note 15 for further details), and $247 thousand bank guarantee provided (refer to Note 19 for further details).